Segment information (Details) - Segment	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting [Abstract]
Number of reportable segment		6
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM uses revenue and Adjusted EBITA to assess performance for each segment and allocate resources for each segment in the annual budget and forecasting process.